ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Airport Slots [Member] | Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	$ 828,969	$ 964,513
Airport Slots [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life
Loyalty Program [Member] | Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life
Loyalty Program [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	$ 274,420	$ 321,440